PARENT COMPANY DISCLOSURES (Details) - Company Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PARENT COMPANY DISCLOSURES (Details) - Company Cash Flow Statement [Line Items]
Profit before tax	£ 5,625	£ 3,888	£ 1,644
Change in other assets	(661)	961	7,930
Change in other liabilities and other items	136	(363)	1,349
Net cash provided by (used in) operating activities	(3,195)	2,074	16,372
Cash flows from investing activities
Acquisition of subsidiaries	1,923	20	5
Net cash (used in) provided by investing activities	6,808	(686)	(3,310)
Cash flows from financing activities
Dividends paid to ordinary shareholders	2,284	2,014	1,070
Distributions on other equity instruments	415	412	394
Issue of subordinated liabilities		1,061	338
Interest paid on subordinated liabilities	1,275	1,687	1,840
Repayment of subordinated liabilities	1,008	7,885	3,199
Proceeds from issue of ordinary shares	14
Net cash provided by financing activities	(5,019)	(10,974)	(6,258)
Change in cash and cash equivalents	(1,406)	(9,565)	6,806
Cash and cash equivalents at beginning of year	62,388	71,953	65,147
Cash and cash equivalents at end of year	60,982	62,388	71,953
D Company [member]
PARENT COMPANY DISCLOSURES (Details) - Company Cash Flow Statement [Line Items]
Profit before tax	2,416	3,463	969
Fair value and exchange adjustments and other non-cash items	495	1,986	(1,357)
Change in other assets	18	(50)	(566)
Change in other liabilities and other items	8,431	(8,392)	458
Dividends received	(2,650)	(3,759)	(1,080)
Distributions on other equity instruments received	(292)	(119)
Tax (paid) received	(197)	(679)	(142)
Net cash provided by (used in) operating activities	8,221	(7,550)	(1,718)
Cash flows from investing activities
Return of capital contribution	77	441	600
Dividends received	2,650	3,759	1,080
Distributions on other equity instruments received	292	119
Capital injection to Lloyds Bank plc		(3,522)
Acquisition of subsidiaries	(320)
Amounts advanced to subsidiaries	(8,476)	(4,978)	(1,157)
Redemption of loans to subsidiaries	475	13,166	570
Interest received on loans to subsidiaries	244	496	763
Net cash (used in) provided by investing activities	(5,058)	9,481	1,856
Cash flows from financing activities
Dividends paid to ordinary shareholders	(2,284)	(2,014)	(1,070)
Distributions on other equity instruments	(415)	(412)	(394)
Issue of subordinated liabilities		1,061	1,436
Interest paid on subordinated liabilities	(248)	(229)	(129)
Repayment of subordinated liabilities		(319)	(152)
Proceeds from issue of ordinary shares	14
Net cash provided by financing activities	(2,933)	(1,913)	(309)
Change in cash and cash equivalents	230	18	(171)
Cash and cash equivalents at beginning of year	42	24	195
Cash and cash equivalents at end of year	£ 272	£ 42	£ 24